Variable interest entities and securitization - Assets and Liabilities of VIEs (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Nonredeemable noncontrolling interests of consolidated investment management funds	$ 316	$ 618
VME classification of carrying amount, assets	84	114
VME classification of carrying amount, liabilities	1	3
Noncontrolling interest in VME	1	25
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Available-for-sale	400	400
Trading assets	516	979
Other assets, fair value	215	252
Total assets	1,131	1,631
Trading liabilities	0	282
Other liabilities	369	396
Subtotal liabilities	369	678
Nonredeemable noncontrolling interests of consolidated investment management funds	316	618
Variable Interest Entity, Primary Beneficiary | Investment Management funds
Variable Interest Entity [Line Items]
Available-for-sale	0	0
Trading assets	516	979
Other assets, fair value	215	252
Total assets	731	1,231
Trading liabilities	0	282
Other liabilities	2	33
Subtotal liabilities	2	315
Nonredeemable noncontrolling interests of consolidated investment management funds	316	618
Variable Interest Entity, Primary Beneficiary | Securitization
Variable Interest Entity [Line Items]
Available-for-sale	400	400
Trading assets	0	0
Other assets, fair value	0	0
Total assets	400	400
Trading liabilities	0	0
Other liabilities	367	363
Subtotal liabilities	367	363
Nonredeemable noncontrolling interests of consolidated investment management funds	$ 0	$ 0